Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net Income (loss)	$ 46,055,205	$ 99,048,253	$ (1,124,665)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	1,000,442	1,186,515	910,681
Impairment charge	2,100,000	0
Bad debt expense	36,000	24,000	21,000
Net periodic pension benefit cost (income)	352,589	(4,622)	24,381
Deferred income taxes	(61,649,000)	61,649,000
Decrease (increase) in assets:
Rent receivable	10,649	(82,536)	36,738
Deferred rent receivable	9,723	(88,212)	(57,217)
Prepaid expenses and other assets	(264,714)	59,461	(1,603)
Increase (decrease) in liabilities:
Accounts payable	1,223,370	152,951	(358,142)
Accrued liabilities	2,968,421	(178,184)	80,442
Deferred rent liability	41,571	(30,696)	(20,026)
Tenant security deposits	10,405	(23,155)	11,138
Total adjustments	(54,160,544)	62,664,522	647,392
Net cash (used in) provided by operating activities	(8,105,339)	161,712,775	(477,273)
Cash Flows from Investing Activities:
Purchase of building improvements and equipment	(889,584)	(460,563)	(780,805)
Land development costs	(108,001)	(108,246)	(125,029)
Purchase of marketable securities		(5,332,656)
Principal repayments on investments in marketable securities	996,148	890,470
Net cash used in investing activities	(1,437)	(5,010,995)	(905,834)
Cash Flows from Financing Activities:
Principal payments on mortgage loans payable	(5,013,415)	(16,130,365)	(580,897)
Loan origination fees paid		(2,471)	(13,000)
Proceeds from escrow deposit			250,000
Issuance of common share, net			9,961,476
Cash distributions paid	(67,995,704)	(56,786,652)
Other		6,436
Net cash (used in) provided by financing activities	(73,009,119)	(72,913,052)	9,617,579
Net (decrease) increase in cash and cash equivalents	(81,115,895)	83,788,728	8,234,472
Cash and cash equivalents at beginning of year	94,164,722	10,375,994	2,141,522
Cash and cash equivalents at end of year	13,048,827	94,164,722	10,375,994
Supplemental cash flow information:
Interest paid	26,637	999,592	1,197,407
Income and excise taxes paid	3,466,878
Non-cash investing and financing activities:
Dividend note payable	16,144,614
Distribution of ownership interests in GSD, LLC	$ 18,640,387